QUARTERLY RESULTS OF OPERATIONS (Unaudited) - Unaudited quarterly interim financial information for the corporation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 9,110	$ 9,114	$ 9,095	$ 9,065	$ 9,286	$ 9,541	$ 9,680	$ 9,461	$ 36,384	$ 37,968	$ 39,609
Interest expense	874	917	979	1,071	1,136	1,179	1,255	1,372	3,841	4,942	7,001
Net interest income	8,236	8,197	8,116	7,994	8,150	8,362	8,425	8,089	32,543	33,026	32,608
Provision for possible loan losses (recoveries), net			520	600	900	750	750	725	1,120	3,125	1,896
Noninterest income	2,616	2,276	3,360	3,379	2,969	2,887	2,694	2,422	11,631	10,972	9,768
Noninterest expenses	9,207	8,145	8,424	7,754	9,591	7,574	8,044	7,916	33,514	33,117	32,178
Income before income taxes	1,645	2,328	2,532	3,019	628	2,925	2,325	1,870	9,540	7,756	8,302
Income taxes	402	373	451	690	(519)	632	306	325	1,916	744	1,043
Net income for the year	$ 1,243	$ 1,955	$ 2,081	$ 2,329	$ 1,147	$ 2,293	$ 2,011	$ 1,545	$ 7,608	$ 6,996	$ 7,243
Basic earnings per share	$ 0.23	$ 0.37	$ 0.39	$ 0.44	$ 0.21	$ 0.43	$ 0.37	$ 0.29	$ 1.43	$ 1.30	$ 1.32
Weighted average shares outstanding per quarter	5,332,893	5,328,002	5,330,000	5,330,000	5,374,531	5,380,000	5,392,760	5,427,650	5,315,634	5,393,765